Marketable Securities (Tables)	12 Months Ended
Mar. 31, 2013
Marketable Securities [Abstract]
Schedule of Marketable Securities	The Company acquired equity securities listed in Hong Kong and Singapore.
	March 31,
	2012	2013

Cost	$-	$5,982

Market value	$-	$6,168